ORGANIZATION	12 Months Ended
Dec. 31, 2016
ORGANIZATION
ORGANIZATION

1.             ORGANIZATION

Man FRM Managed Futures Strategies LLC (the “Fund”), a Delaware limited liability company, is a managed futures fund of funds managed by FRM Investment Management (USA) LLC (the “Manager” or “FRM”). FRM is registered as a commodity pool operator (“CPO”) and commodity trading adviser (“CTA”) with the Commodity Futures Trading Commission (“CFTC”) under the Commodity Exchange Act. FRM is also registered as an investment adviser under the Investment Advisers Act of 1940. FRM is an indirect wholly-owned subsidiary of Man Group plc (“Man Group”). The Fund was organized under the Delaware Limited Liability Company Act in March 2007 and commenced operations in April 2007. The Fund is an investment company as defined by Accounting Standards Codification (“ASC”) guidance. The Fund was previously known as “Systematic Momentum FuturesAccess LLC” through April 30, 2015.

Prior to May 1, 2015, the Fund was a participating fund in the FuturesAccessSM Program (“FuturesAccess”) sponsored by Merrill Lynch Alternative Investments LLC (“MLAI”). The Fund operated as a “fund of funds”, allocating and reallocating its capital among underlying FuturesAccess Funds (“FuturesAccess Portfolio Funds” or “Portfolio Funds”). MLAI was the sponsor and manager of the Fund prior to May 1, 2015. MLAI is an indirect wholly-owned subsidiary of Bank of America Corporation.

Pursuant to an Asset Purchase Agreement dated as of December 8, 2014 between MLAI and an indirect wholly-owned subsidiary of Man Group, as amended, the Man Group purchased, among other assets, the rights of MLAI and its affiliates under certain agreements relating to the management of the Fund. FRM replaced MLAI as manager of the Fund on May 1, 2015, upon the closing of such purchase. Effective as of May 1, 2015, the Fund was renamed “Man FRM Managed Futures Strategies LLC.”

Under the direction of the Manager, the Fund allocates its capital among a group of underlying related party funds (each an “Underlying Fund”, and collectively the “Underlying Funds”) which, in turn, allocate capital to related party master funds (each a “Master Fund” and collectively the “Master Funds”) that implement a systematic-based managed futures strategy under the direction of related party commodity trading advisors (each a “Trading Advisor” and collectively, the “Trading Advisors”).

The Manager invests the Fund’s assets in Underlying Funds that are on the FRM platform. The Underlying Funds invested in by the Fund are established as Delaware limited liability companies, each of which engages the Manager as the risk manager and each of which further invests in a Master Fund, established as a Cayman Islands exempted company, which engages a single Trading Advisor (see Note 3). As of December 31, 2016, there are six Underlying Funds (see Note 3) held by the Fund. The Manager serves as CPO of the Underlying Funds and Master Funds.

Unless the context requires otherwise, references to the Fund in these financial statements notes, also refer to the Underlying Funds and the Master Funds in which the Underlying Funds invest. Reference to the investment process, strategies, objectives or activities of the Fund and the Underlying Funds refer to the investment activities of the Master Funds through which the Underlying Funds and Fund indirectly conduct their investment processes, strategies, objectives and activities. Additionally, references to the Underlying Funds that follow are also related to the FuturesAccess Portfolio Funds during the period prior to May 1, 2015.

Interests in the Fund are not insured or otherwise protected by the Federal Deposit Insurance Corporation or any other government authority. Interests are not deposits or other obligations of, and are not guaranteed by any bank. Interests are subject to investment risks, including the possible loss of the full amount invested.